Accounts Payable and Other (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and other

In millions	December 31,	2020	2019
Trade payables		$780	$866
Payroll-related accruals		349	284
Accrued charges		293	318
Income and other taxes		223	202
Accrued interest		162	161
Contract liabilities (Note 4)		115	50
Personal injury and other claims provisions (Note 21)		109	91
Operating lease liabilities (Note 12)		107	122
Environmental provisions (Note 21)		46	38
Other postretirement benefits liability (Note 17)		14	15
Other		166	210
Total accounts payable and other		$2,364	$2,357